REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Financial Information of The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 949,284	$ 879,012	$ 793,831
Operating income (loss)	79,753	45,632	59,028
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	592,299	565,993	477,572
Operating income (loss)	115,525	112,027	123,237
Security Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	193,937	185,916	191,852
Operating income (loss)	25,774	27,645	27,164
Financial Crime and Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	163,048	127,103	124,407
Operating income (loss)	29,449	3,200	(6,662)
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating income (loss)	$ (90,995)	$ (97,240)	$ (84,711)